Long-term Investments - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Investments
Investment-related impairment and provision	$ 71,081	$ 106,800	$ 211,985
Intangible assets writeoff	15,400
Impairment charges	$ 14,200
Equity Method Investment [Member]
Long-term Investments
Other impairments		30,700
A game company | Equity Method Investment [Member]
Long-term Investments
Investment-related impairment and provision			39,300
Loans to investees
Long-term Investments
Investment-related impairment and provision		82,200
Yixia Tech | Cost Method Or Without Readily Determinable Fair Values [Member]
Long-term Investments
Investment-related impairment and provision		$ 75,300
Investee in e-commerce business | Cost Method Or Without Readily Determinable Fair Values [Member]
Long-term Investments
Investment-related impairment and provision			$ 59,800